Debt Mortgage Notes Payable (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 1,000,000,000	$ 600,000,000
Total Debt	3,898,369,000	4,111,487,000
Proceeds from (Repayments of) Debt	364,300,000	991,700,000
Mortgage Loans on Real Estate, New Mortgage Loans	26,500,000	190,900,000
Assumed mortgage debt	137,600,000	158,200,000
Properties acquired	1	21	1
Prepayment penalities	300,000
Write-off of unamortized deferred financing costs	1,600,000	4,400,000
Various period of outstanding mortgage indebtedness	June 15, 2051	September 1, 2048
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	0.11%	0.05%
Interest rate range to maximum	11.25%	11.25%
Weighted Average Mortgage Debt Interest Rate	4.96%	4.84%
Historical cost, net of accumulated depreciation, of encumbered properties	4,400,000,000	4,900,000,000
Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	500,000,000	500,000,000
Write-off of unamortized deferred financing costs	1,000,000
Credit enhanced debt [Member]
Debt Instrument [Line Items]
Total Debt	$ 362,200,000	$ 455,600,000
Properties Acquired with Debt [Member]
Debt Instrument [Line Items]
Properties acquired	2	5